Supplement to the
Fidelity® Variable Insurance Products
Initial Class
April 30, 2008
Prospectus

Fergal Jackson no longer serves as an Assistant Portfolio Manager of VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio. All references to Mr. Jackson in the "Fund Management" section on page 35 are no longer applicable.

The following information replaces similar information found in the "Fund Management" section on page 35.

VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio are managed by Geode, a sub-adviser to each fund. Jeffrey Adams is lead portfolio manager of VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio. Premkumar Narasimhan, Bobe Simon, and Patrick Waddell are portfolio managers of VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio, and Lou Bottari is the assistant portfolio manager of VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio.

The following information supplements similar information found in the "Fund Management" section on page 35.

Premkumar Narasimhan has been a Portfolio Manager with Geode since June 2008. He serves as a portfolio manager of VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio, which he has managed since January 2009. He also serves as a Portfolio Manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Narasimhan is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Narasimhan was a Vice President at Morgan Stanley from 2003 to 2008.

Lou Bottari has been an Assistant Portfolio Manager with Geode since May 2008. He serves as an assistant portfolio manager of VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio, which he has managed since January 2009. He also serves as an Assistant Portfolio Manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Bottari is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Bottari was employed by Fidelity in 1991 and served as an Assistant Portfolio Manager with Pyramis Global Advisors from 2005 to 2008.

VIPICSD-09-01 April 9, 2009
1.816775.130

Supplement to
Fidelity® Variable Insurance Products
Initial Class
April 30, 2008
Prospectus

The following information replaces the biographical information for VIP Financial Services Portfolio found in the "Fund Management" section on page 20.

Benjamin Hesse is manager of VIP Financial Services Portfolio, which he has managed since October 2008. Mr. Hesse joined Fidelity Investments as a research analyst in August 2005, after receiving an MBA from Columbia Business School in 2005.

The following information replaces the biographical information for VIP Health Care Portfolio found in the "Fund Management" section on page 20.

Edward Yoon is manager of VIP Health Care Portfolio, which he has managed since October 2008. Mr. Yoon joined Fidelity Investments in July 2006 as a research analyst. Prior to joining Fidelity, he worked for JP Morgan Asset Management as an analyst and co-fund manager from 2002 until 2006.

VIPFCI-09-02 April 9, 2009
1.765122.138

Supplement to
Fidelity® Variable Insurance Products
Investor Class
April 30, 2008
Prospectus

The following information replaces the biographical information for VIP Financial Services Portfolio found in the "Fund Management" section on page 20.

Benjamin Hesse is manager of VIP Financial Services Portfolio, which he has managed since October 2008. Mr. Hesse joined Fidelity Investments as a research analyst in August 2005, after receiving an MBA from Columbia Business School in 2005.

The following information replaces the biographical information for VIP Health Care Portfolio found in the "Fund Management" section on page 20.

Edward Yoon is manager of VIP Health Care Portfolio, which he has managed since October 2008. Mr. Yoon joined Fidelity Investments in July 2006 as a research analyst. Prior to joining Fidelity, he worked for JP Morgan Asset Management as an analyst and co-fund manager from 2002 until 2006.

VIPINVF-09-02 April 9, 2009
1.824639.117